UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21148
Investment Company Act File Number
Eaton Vance New York Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
New York Municipal Bond Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.8%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 0.2%
$300	New York, Prerefunded to 1/15/13, 5.25%, 1/15/33	$322,887

		$322,887

General Obligations — 7.5%
$4,715	Long Beach City School District, 4.50%, 5/1/26	$4,848,104
7,250	New York, 5.00%, 2/15/34(1)	7,649,112
200	New York, 5.25%, 1/15/33	201,806
1,250	New York, 5.25%, 1/15/33(1)	1,261,288
465	Peekskill, 5.00%, 6/1/35	481,331
490	Peekskill, 5.00%, 6/1/36	505,734

		$14,947,375

Hospital — 1.0%
$620	New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$630,794
820	New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	824,100
640	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	640,186

		$2,095,080

Housing — 1.3%
$2,500	New York Housing Development Corp., 4.95%, 11/1/39	$2,508,200

		$2,508,200

Industrial Development Revenue — 1.0%
$500	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$500,640
1,440	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,474,258

		$1,974,898

Insured-Electric Utilities — 6.7%
$5,000	Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,475,050
1,060	Long Island Power Authority, Electric System Revenue, (NPFG), 4.25%, 5/1/33	982,811
7,210	New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	6,961,903

		$13,419,764

Insured-Escrowed/Prerefunded — 3.1%
$1,645	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$943,473
2,485	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	1,347,765
8,615	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	3,910,435

		$6,201,673

Insured-General Obligations — 12.3%
$2,290	Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,552,091
2,390	Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,681,006
200	East Northport Fire District, (AGC), 4.50%, 11/1/20	228,540
200	East Northport Fire District, (AGC), 4.50%, 11/1/21	226,868
200	East Northport Fire District, (AGC), 4.50%, 11/1/22	225,154
200	East Northport Fire District, (AGC), 4.50%, 11/1/23	222,864
245	Eastchester Union Free School District, (AGM), 3.50%, 6/15/20	257,419
255	Eastchester Union Free School District, (AGM), 3.75%, 6/15/21	269,045
175	Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	183,514
185	Freeport, (AGC), 5.00%, 10/15/20	214,178
195	Freeport, (AGC), 5.00%, 10/15/21	223,636

Principal
Amount
(000’s omitted)	Security	Value
$750	Freeport Union Free School District, (AGC), 4.00%, 4/1/23	$790,253
870	Freeport Union Free School District, (AGC), 4.00%, 4/1/24	908,863
940	Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	973,614
1,110	Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,166,444
820	Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	860,557
860	Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	900,231
2,250	New York, (AGM), 5.00%, 4/1/22	2,464,560
1,750	New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	1,758,628
645	Oneida County, (AGC), 4.00%, 4/15/22	678,185
1,065	Syracuse, (AGC), 5.00%, 6/15/19	1,216,166
785	Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	876,036
825	Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	911,716
905	Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	996,305
950	Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	1,035,310
1,590	William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,625,966

		$24,447,149

Insured-Hospital — 9.9%
$760	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37	$754,604
4,355	New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	4,401,642
4,305	New York Dormitory Authority, (Maimonides Medical Center), (NPFG), 5.00%, 8/1/33	4,310,295
10,000	New York Dormitory Authority, (Presbyterian Hospital), (AGM), (BHAC), (FHA), 5.25%, 2/15/31(1)	10,223,700

		$19,690,241

Insured-Housing — 1.2%
$2,350	New York Housing Development Corp., (FGIC), (NPFG), 5.00%, 7/1/25	$2,436,574

		$2,436,574

Insured-Lease Revenue/Certificates of Participation — 2.4%
$5,655	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$4,784,582

		$4,784,582

Insured-Other Revenue — 8.5%
$2,055	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$2,068,358
4,250	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	4,269,763
7,450	New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	6,399,624
4,050	New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	4,295,794

		$17,033,539

Insured-Private Education — 20.2%
$4,000	Madison County Industrial Development Agency, (Colgate University), (NPFG), 5.00%, 7/1/39	$4,026,000
3,280	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	3,293,907
10,750	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	11,034,122
725	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/41	717,772
1,555	New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,570,830
2,405	New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	2,430,156
3,750	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,742,088
8,500	New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,724,655
5,555	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	1,639,892
8,455	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	2,197,708
4,000	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	972,800

		$40,349,930

Principal
Amount
(000’s omitted)	Security	Value
Insured-Public Education — 1.4%
$925	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$893,346
1,750	New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,838,340

		$2,731,686

Insured-Solid Waste — 1.9%
$1,490	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,046,665
1,090	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	681,915
3,635	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	2,015,026

		$3,743,606

Insured-Special Tax Revenue — 14.8%
$14,560	Metropolitan Transportation Authority, (AGM), 5.00%, 11/15/32(1)	$14,587,954
3,050	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,828,875
2,415	New York State Housing Finance Agency, (AGM), 5.00%, 3/15/37	2,445,187
3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	495,210
4,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	940,080
18,180	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,937,806
11,605	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,151,680
850	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	876,053
4,185	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	4,289,918

		$29,552,763

Insured-Transportation — 10.0%
$2,175	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	$2,613,567
5,600	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(1)	6,019,608
11,000	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(1)	11,264,440

		$19,897,615

Insured-Water and Sewer — 9.3%
$300	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.125%, 11/1/23	$328,401
3,835	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	4,130,525
6,500	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	6,547,450
7,500	New York City Municipal Water Finance Authority, (Water and Sewer System), (BHAC), (NPFG), 5.125%, 6/15/34	7,564,725

		$18,571,101

Insured-Water Revenue — 0.7%
$1,475	Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	$1,508,187

		$1,508,187

Lease Revenue/Certificates of Participation — 1.0%
$2,000	Metropolitan Transportation Authority, Lease Contract, 5.125%, 1/1/29	$2,009,880

		$2,009,880

Other Revenue — 0.7%
$4,900	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,405,320

		$1,405,320

Private Education — 27.2%
$715	Hempstead Town Local Development Corp. (Adelphi University Project), 4.50%, 6/1/19	$767,288
760	Hempstead Town Local Development Corp. (Adelphi University Project), 5.00%, 6/1/20	835,118
950	Hempstead Town Local Development Corp. (Adelphi University Project), 5.00%, 6/1/21	1,037,619
800	Hempstead Town Local Development Corp. (Adelphi University Project), 5.00%, 6/1/31	798,464
300	Hempstead Town Local Development Corp. (Adelphi University Project), 5.00%, 6/1/32	295,965
1,630	Madison County Industrial Development Agency, (Colgate University), 5.00%, 7/1/33	1,643,741
240	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	246,415
10,000	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,267,300
10,000	New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,523,700

Principal
Amount
(000’s omitted)	Security	Value
$20	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37	$20,846
5,700	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,941,224
10,000	New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,174,800
2,000	New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,003,580
15	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	15,535
2,700	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,796,309
1,175	New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,252,609
250	New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	262,605
5,250	New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,401,988

		$54,285,106

Special Tax Revenue — 8.2%
$1,500	New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	$1,583,130
1,300	New York Local Government Assistance Corp, 5.00%, 4/1/23	1,462,552
10,000	New York Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,421,100
1,000	New York Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	1,091,820
1,765	New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	1,830,905

		$16,389,507

Transportation — 7.4%
$1,565	Nassau County Bridge Authority, 5.00%, 10/1/35	$1,598,616
300	Nassau County Bridge Authority, 5.00%, 10/1/40	302,187
2,370	New York Thruway Authority, 5.00%, 4/1/26	2,546,139
10,000	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,250,400

		$14,697,342

Water Revenue — 5.9%
$500	Albany Municipal Water Finance Authority, 5.00%, 12/1/21	$576,420
755	Albany Municipal Water Finance Authority, 5.00%, 12/1/26	819,130
500	Albany Municipal Water Finance Authority, 5.00%, 12/1/29	531,505
3,360	New York Environmental Facilities Corp., 5.00%, 10/15/39(3)	3,491,779
50	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35	51,044
6,100	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35(1)	6,227,368

		$11,697,246

Total Tax-Exempt Investments — 163.8% (identified cost $322,776,190)		$326,701,251

Other Assets, Less Liabilities — (63.8)%		$(127,302,748)

Net Assets — 100.0%		$199,398,503

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 62.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 22.6% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $341,820.

(3)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	100 U.S. 10-Year Treasury Note	Short	$(12,168,567)	$(12,232,813)	$(64,246)

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
Bank of America	$12,300,000	4.165%	3-month USD- LIBOR-BBA	August 12, 2011/ August 12, 2041	$(137,309)
JPMorgan Chase Co.	4,637,500	4.088	3-month USD- LIBOR-BBA	September 9, 2011/ September 9, 2041	24,757

					$(112,552)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $24,757 and $201,555, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$178,423,150

Gross unrealized appreciation	$9,978,490
Gross unrealized depreciation	(5,860,389)

Net unrealized appreciation	$4,118,101

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$326,701,251	$—	$326,701,251

Total Investments	$—	$326,701,251	$—	$326,701,251

Interest Rate Swaps	$—	$24,757	$—	$24,757

Total	$—	$326,726,008	$—	$326,726,008

Liability Description

Futures Contracts	$(64,246)	$—	$—	$(64,246)
Interest Rate Swaps	—	(137,309)	—	(137,309)

Total	$(64,246)	$(137,309)	$—	$(201,555)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance New York Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 25, 2011